BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Schedule of Diluted Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss available to shareholders of ordinary shares, diluted	$ (130,368)	$ (83,946)	$ (5,758)
Denominator:
Shares used in computing diluted net loss per ordinary shares	40,583,002	39,645,453	38,628,770